Leases - Minimum future rents on non-cancelable operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 638
2025	325
2026	124
2027	26
2028	0
Total	1,113
Contingent rentals	$ 0	$ 0